Interest-Bearing Loans and Borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current
Secured term loan	$ 987	$ 979
Unsecured term loan	102	10,765
Venture debt term loan	1,544
Trust receipts	20,467	22,965
Loans from a shareholder of a subsidiary	22
Loans from external party		59
Promissory note		29
Obligation under finance lease	49	53
Other borrowings	6,637	7,297
Current, Total	29,808	42,147
Non-current
Secured term loan	18,189	17,212
Unsecured term loan	10,488
Obligation under finance lease	58	4
Non-current, Total	28,735	17,216
Total	$ 58,543	$ 59,363